Financial instruments and risk management (Tables)	12 Months Ended
Aug. 31, 2020
Financial instruments and risk management
Schedule of maturity analysis for financial instruments, liquidity risk

				Greater
	Contractual	Less than		than
	cash flows	one year	1-5 years	5 years
	$	$	$	$
August 31, 2020
Bank indebtedness	170,000	170,000	—	—
Trade and other payables	639,837	639,837	—	—
Long-term debt	411,737	57,249	281,704	72,784
	1,221,574	867,086	281,704	72,784
August 31, 2019
Bank indebtedness	283,813	283,813	—	—
Trade and other payables	376,303	376,303	—	—
Advances from related parties	1,050,064	—	1,050,064	—
Long-term debt	136,810	17,628	47,578	71,604
	1,846,990	677,744	1,097,642	71,604

Schedule of foreign exchange risk

	2020	2019
	$	$
Cash	88,952	—
Trade and other payables	42,201	64,499